UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	5/31/2011

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of May 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 1.3%
808,176	ITT Corp.	$ 46,567,101

Air Freight & Logistics — 0.8%
572,350	Expeditors International of Washington, Inc.	30,231,527

Beverages — 0.5%
270,247	Hansen Natural Corp.(a)	19,363,198

Biotechnology — 2.0%
594,974	Alexion Pharmaceuticals, Inc.(a)	28,213,667
698,684	BioMarin Pharmaceutical, Inc.(a)(b)	19,723,849
379,406	United Therapeutics Corp.(a)(b)	24,498,246

		72,435,762

Building Products — 0.5%
488,196	Owens Corning(a)	18,649,087

Capital Markets — 2.1%
1,656,849	Eaton Vance Corp.(b)	52,273,586
1,122,241	TD Ameritrade Holding Corp.(b)	24,184,293

		76,457,879

Chemicals — 3.1%
309,987	Albemarle Corp.	21,959,479
1,083,252	Ecolab, Inc.(b)	59,448,870
359,523	FMC Corp.	30,325,765

		111,734,114

Commercial Services & Supplies — 0.9%
991,987	Iron Mountain, Inc.(b)	33,737,478

Communications Equipment — 3.8%
708,386	Ciena Corp.(a)(b)	18,949,325
235,831	F5 Networks, Inc.(a)	26,785,685
916,884	Finisar Corp.(a)(b)	22,023,554
1,298,552	Juniper Networks, Inc.(a)	47,539,989
516,247	Riverbed Technology, Inc.(a)(b)	19,576,086

		134,874,639

Computers & Peripherals — 1.2%
775,136	NetApp, Inc.(a)	42,454,199

Electrical Equipment — 3.6%
1,266,230	AMETEK, Inc.	55,068,343
232,948	Cooper Industries PLC	14,640,782
710,666	Roper Industries, Inc.	59,319,291

		129,028,416

Electronic Equipment & Instruments — 3.0%
796,811	Amphenol Corp. (Class A Stock)	43,075,603
359,809	Anixter International, Inc.	24,355,471
1,104,508	FLIR Systems, Inc.	39,927,964

		107,359,038

Energy Equipment & Services — 1.6%
790,043	Cameron International Corp.(a)	37,653,449
662,169	Nabors Industries Ltd.(a)	18,467,894

		56,121,343

Food Products — 4.0%
536,188	Bunge Ltd.	39,919,197
484,265	JM Smucker Co. (The)	38,392,529
464,094	Mead Johnson Nutrition Co.	31,460,932
396,999	Ralcorp Holdings, Inc.(a)	34,912,092

		144,684,750

Healthcare Equipment & Supplies — 1.7%
379,842	CR Bard, Inc.(b)	42,458,739
444,389	Neogen Corp.(a)	19,926,402

		62,385,141

Healthcare Providers & Services — 6.8%
768,321	DaVita, Inc.(a)	64,577,380
733,130	Henry Schein, Inc.(a)	52,653,397
468,732	Laboratory Corp. of America Holdings(a)(b)	47,262,247
441,445	Quest Diagnostics, Inc.	25,789,217
960,560	Universal Health Services, Inc. (Class B Stock)	52,340,914

		242,623,155

Hotels, Restaurants & Leisure — 4.8%
964,879	Darden Restaurants, Inc.	48,871,121

1,292,879	Tim Hortons, Inc.	60,196,446
1,174,999	Yum! Brands, Inc.	65,000,945

		174,068,512

Household Products — 1.9%
818,633	Church & Dwight Co., Inc.	68,847,035

Insurance — 1.3%
1,397,021	WR Berkley Corp.	46,255,365

Internet Software & Services — 1.4%
1,465,617	VeriSign, Inc.	51,325,907

IT Services — 2.4%
638,713	Alliance Data Systems Corp.(a)(b)	59,994,312
453,193	Teradata Corp.(a)	25,283,638

		85,277,950

Life Sciences Tools & Services — 3.5%
868,247	Agilent Technologies, Inc.(a)	43,299,478
382,009	Thermo Fisher Scientific, Inc.(a)	25,002,489
565,434	Waters Corp.(a)	55,729,175

		124,031,142

Machinery — 1.2%
930,123	IDEX Corp.	42,171,777

Metals & Mining — 2.4%
488,995	Agnico-Eagle Mines Ltd.	31,637,977
549,339	Reliance Steel & Aluminum Co.	28,296,452
736,907	Silver Wheaton Corp.(b)	27,081,332

		87,015,761

Multiline Retail — 2.8%
1,008,959	Dollar Tree, Inc.(a)	64,311,047
736,934	Nordstrom, Inc.	34,510,619

		98,821,666

Oil, Gas & Consumable Fuels — 5.7%
383,403	Cimarex Energy Co.	36,779,850
1,228,101	Cobalt International Energy, Inc.(a)(b)	17,672,373

1,887,127	Denbury Resources, Inc.(a)	41,441,309
566,523	Forest Oil Corp.(a)	16,939,038
319,422	Noble Energy, Inc.	29,770,130
1,446,873	Southwestern Energy Co.(a)	63,329,631

		205,932,331

Pharmaceuticals — 2.7%
600,646	Perrigo Co.	51,391,272
899,004	Valeant Pharmaceuticals International, Inc.(b)	47,071,849

		98,463,121

Professional Services — 1.8%
248,336	IHS, Inc. (Class A Stock)(a)	21,784,034
1,600,712	Robert Half International, Inc.	44,131,630

		65,915,664

Real Estate Investment Trust — 1.4%
2,677,861	Annaly Capital Management, Inc.(b)	48,549,620

Road & Rail — 0.7%
546,769	JB Hunt Transport Services, Inc.	25,069,359

Semiconductors & Semiconductor Equipment — 5.9%
964,912	Altera Corp.	46,402,618
1,935,939	Atmel Corp.(a)	29,077,804
1,061,240	Broadcom Corp. (Class A Stock)	38,183,415
1,098,068	Marvell Technology Group Ltd.(a)	17,832,624
1,325,582	Maxim Integrated Products, Inc.	36,122,110
1,215,080	Xilinx, Inc.(b)	43,354,054

		210,972,625

Software — 5.7%
640,944	Ariba, Inc.(a)	21,497,262
1,246,870	Check Point Software Technologies Ltd.(a)(b)	68,478,100
651,236	Intuit, Inc.(a)	35,147,207
792,601	Red Hat, Inc.(a)	34,557,404
159,696	Salesforce.com, Inc.(a)	24,315,313
538,213	SuccessFactors, Inc.(a)(b)	18,875,130

		202,870,416

Specialty Retail — 7.1%
866,380	Bed Bath & Beyond, Inc.(a)	46,689,218
1,018,066	Guess?, Inc.(b)	46,545,978

473,266	O’Reilly Automotive, Inc.(a)(b)	28,448,020
715,644	Ross Stores, Inc.	58,654,182
942,960	TJX Cos., Inc.	49,995,739
624,074	Williams-Sonoma, Inc.(b)	24,432,497

		254,765,634

Textiles, Apparel & Luxury Goods — 1.9%
211,440	Deckers Outdoor Corp.(a)(b)	19,262,184
722,658	Phillips-Van Heusen Corp.	47,673,748

		66,935,932

Trading Companies & Distributors — 1.0%
1,116,957	Fastenal Co.(b)	37,060,633

Wireless Telecommunication Services — 5.9%
1,229,415	American Tower Corp. (Class A Stock)(a)	68,207,944
1,492,193	Crown Castle International Corp.(a)	61,791,712
1,914,293	NII Holdings, Inc.(a)	83,578,033

		213,577,689

	TOTAL LONG-TERM INVESTMENTS (cost $2,619,857,244)	3,536,634,966

SHORT-TERM INVESTMENT — 18.8%
Affiliated Money Market Mutual Fund
676,759,528	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $676,759,528; includes $400,233,720 of cash collateral received for securities on loan)(c)(d)	676,759,528

	TOTAL INVESTMENTS — 117.2% (cost $3,296,616,772)(e)	4,213,394,494
	LIABILITIES IN EXCESS OF OTHER ASSETS — (17.2%)	(619,029,478)

	NET ASSETS — 100.0%	$3,594,365,016

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $392,760,772; cash collateral of $400,233,720 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$3,329,211,815	$888,361,141	$(4,178,462)	$884,182,679

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2011 in valuing such fund securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,536,634,966	$—	$—
Affiliated Money Market Mutual Fund	676,759,528	—	—

Total	$4,213,394,494	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940 Act, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 20, 2011

*	Print the name and title of each signing officer under his or her signature.